Reporting entity	9 Months Ended
Sep. 30, 2023
Reporting entity
Reporting entity

1.Reporting entity

Ecopetrol S.A. is a mixed economy company, with a commercial nature, formed in 1948 in Bogotá – Colombia, headquarters of the Ecopetrol Business Group (collectively called “Ecopetrol Business Group”); which is dedicated to commercial or industrial activities related to the exploration, exploitation, refining, transportation, storage, distribution and marketing of hydrocarbons, their derivatives and products, as well as the electric power transmission services, design, development, construction, operation and maintenance of road and energy infrastructure projects and the provision of information technology and telecommunications services.

An 11.51% of Ecopetrol S.A.’s shares are publicly traded on the Stock Exchanges of Colombia and New York, USA. The remaining shares (88.49% of the total outstanding shares) are owned by the Colombian Ministry of Finance and Public Credit.

The address of the main office of Ecopetrol S.A. is Bogotá – Colombia, Carrera 13 No. 36 – 24.